ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
Dec. 31, 2015
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)

20. ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)

Accumulated other comprehensive income/(loss) solely comes from foreign currency translation, the balance of which reflected on the Consolidated Balance Sheets as of December 31, 2014 and 2015 are US$8,379 and US$(25,854), respectively.